Summary Prospectus Supplement

March 29, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 29, 2021 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated April 30, 2020

China Equity Portfolio

The Summary Prospectus is hereby amended as follows:

The following is hereby added as the last row of the table in the section of the Summary Prospectus entitled "Fund Management—Portfolio Managers":

Name	Title with Sub-Adviser/Affiliate	Date Began Managing Fund
Leon Sun	Managing Director of Morgan Stanley Asia Limited	March 2021

Please retain this supplement for future reference.

  IFICESUMPROSPT 3/21